Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
18.	Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2012 through February 27, 2013, the date this report was available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.